Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (61,292)		¥ (310,312)	¥ (426,044)
Loss from overseas entities	(261,498)		(1,913,916)	(77,448)
Total loss before tax	(322,790)		(2,224,228)	(503,492)
Income tax benefits/(expenses)
Current income tax expenses	(9,825)		(2,119)	(6,051)
Deferred tax benefits	4,644	$ 709	2,709	23,268
Total income tax benefits/(expenses)	¥ (5,181)	$ (791)	¥ 590	¥ 17,217